Expense Example	Jun. 25, 2026 USD ($)
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 494
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,270
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,517
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
INVESCO CORPORATE BOND FUND | INVESCO CORPORATE BOND FUND | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Invesco Cash Reserve
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | CLASS AX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	208
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,139
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | CLASS CX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	223
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,271
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
INVESCO Government Money Market Fund | INVESCO Government Money Market Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
INVESCO High Yield Fund | INVESCO High Yield Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	730
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	1,598
INVESCO High Yield Fund | INVESCO High Yield Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	1,864
INVESCO High Yield Fund | INVESCO High Yield Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
INVESCO High Yield Fund | INVESCO High Yield Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
INVESCO High Yield Fund | INVESCO High Yield Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
INVESCO High Yield Fund | INVESCO High Yield Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
INVESCO Income Fund | INVESCO Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	524
Expense Example, with Redemption, 3 Years	733
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	1,609
INVESCO Income Fund | INVESCO Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	954
Expense Example, with Redemption, 10 Years	1,875
INVESCO Income Fund | INVESCO Income Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
INVESCO Income Fund | INVESCO Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
INVESCO Income Fund | INVESCO Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
INVESCO Income Fund | INVESCO Income Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
INVESCO Income Fund | INVESCO Income Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	931
Expense Example, with Redemption, 5 Years	1,209
Expense Example, with Redemption, 10 Years	2,000
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	634
Expense Example, with Redemption, 5 Years	1,088
Expense Example, with Redemption, 10 Years	2,155
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	155
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	829
Expense Example, with Redemption, 10 Years	1,813
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
INVESCO Real Estate Fund | INVESCO Real Estate Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
INVESCO Real Estate Fund | INVESCO Real Estate Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	1,046
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class A2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	789
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	512
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	179
Expense Example, with Redemption, 10 Years	405
INVESCO Short Duration Inflation Protected Fund | INVESCO Short Duration Inflation Protected Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	388
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,028
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,233
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | CLASS R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
INVESCO Short Term Bond Fund | INVESCO Short Term Bond Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	668
Expense Example, with Redemption, 10 Years	1,642
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Invesco Cash Reserve
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,470
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
Invesco U.S. Government Money Portfolio | Invesco U.S. Government Money Portfolio | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318